Taxes (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Effective Tax Rate [Abstract]
China Income tax statutory rate	25.00%	25.00%	25.00%
Effect of PRC tax holiday	(11.60%)	(9.90%)	(9.90%)
Permanent difference	0.10%	0.10%	4.60%
Research and development tax credit	(7.20%)	(14.00%)	(11.20%)
Non-PRC entity not subject PRC income tax	4.30%
Change in valuation allowance	0.10%	0.10%	0.10%
Effective tax rate	10.70%	1.30%	8.60%